Intangible Assets, Net - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	$ 37,734,771	$ 38,106,325
Balance at end of the period	35,886,434	37,734,771	$ 38,106,325
Amount of pre-tax impairment charge	89,597	6,851	131,065
Goodwill
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	14,112,626	14,112,626
Balance at end of the period	14,112,626	14,112,626	14,112,626
Goodwill | Content
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	241,973	241,973
Balance at end of the period	241,973	241,973	241,973
Goodwill | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,793,684	13,793,684
Balance at end of the period	13,793,684	13,793,684	13,793,684
Goodwill | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	76,969	76,969
Balance at end of the period	76,969	76,969	76,969
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	776,272	782,958
Retirements	(71,157)
Foreign Currency Translation Adjustments	(371)	165
Impairment adjustments	(89,597)	(6,851)
Balance at end of the period	615,147	776,272	782,958
Indefinite-lived trademarks | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	368,603	368,603
Balance at end of the period	368,603	368,603	368,603
Indefinite-lived trademarks | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	407,669	414,355
Retirements	(71,157)
Foreign Currency Translation Adjustments	(371)	165
Impairment adjustments	(89,597)	(6,851)
Balance at end of the period	246,544	407,669	414,355
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,719,572	15,719,572
Transfers	(553,505)
Balance at end of the period	15,166,067	15,719,572	15,719,572
Concessions | Content
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	553,505	553,505
Transfers	(553,505)
Balance at end of the period		553,505	553,505
Concessions | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025	15,070,025
Concessions | Sky
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	96,042	96,042
Balance at end of the period	96,042	96,042	96,042
Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Amount of pre-tax impairment charge	89,597	6,851
Intangible Assets with Finite Useful Lives | Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at end of the period	442,804
Intangible Assets with Finite Useful Lives | Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	1,267,174	1,740,001
Balance at end of the period	$ 794,347	$ 1,267,174	$ 1,740,001